Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Quoted market price (gbp per share) | £ / shares			£ 4.96	£ 5.23
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	19,437,000	22,399,000
Weighted average exercise price of options outstanding (USD per share) | $	$ 4.28	$ 4.34
Number of options exercisable (in shares)	481,000	1,112,000
Weighted average exercise price of exercisable options (USD per share) | $	$ 4.69	$ 4.46
Dilutive effect (in shares)	6,123,000	5,145,000